Inventories (Schedule Of Inventories) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Components and raw materials	€ 78,579	€ 180,575
Work in process	31,442	196,313
Finished goods	20,073	91,799
Total inventories, gross	130,094	468,687
Allowance for obsolescence	(25,627)	(65,287)	(58,989)
Total inventories, net	€ 104,467	€ 403,400